RELATED PARTY TRANSACTIONS (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 11,532	$ 7,639
Directors fees	934	658
Consulting fees	69	78
Share-based payments	7,042	2,565
Key management personnel compensation	$ 19,577	$ 10,940